Asset retirement obligations - Additional information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of Asset Retirement Obligations [line items]
Restricted cash	$ 2,311		$ 2,177
Environmental Guarantee Deposit
Disclosure of Asset Retirement Obligations [line items]
Restricted cash	1,800		$ 1,700
Greece | 50.0 million Letter of Credit
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	$ 64,600	€ 55.0
Letter of guarantee expiration date	May 27, 2038	May 27, 2038
Letter of guarantee annual fee	1.92%	1.92%
Greece | 7.5 million Letter of Guarantee
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	$ 9,700	€ 8.3
Letter of guarantee expiration date	May 27, 2038	May 27, 2038
Letter of guarantee annual fee	1.97%	1.97%